Distillate U.S. Fundamental Stability & Value ETF
Schedule of Investments
December 31, 2025 (Unaudited)

COMMON STOCKS - 99.3%	Shares	Value
Communications - 14.3%
Airbnb, Inc. - Class A (a)	126,435	$17,159,758
Booking Holdings, Inc.	4,748	25,427,107
CDW Corp.	107,705	14,669,421
Cisco Systems, Inc.	452,605	34,864,163
Comcast Corp. - Class A	1,135,803	33,949,152
F5, Inc. (a)	48,853	12,470,217
FactSet Research Systems, Inc.	47,308	13,728,308
GoDaddy, Inc. - Class A (a)	103,712	12,868,585
Omnicom Group, Inc.	168,318	13,591,678
Pinterest, Inc. - Class A (a)	546,749	14,155,332
T-Mobile US, Inc.	216,540	43,966,282
Uber Technologies, Inc. (a)	344,913	28,182,841
		265,032,844

Consumer, Cyclical - 7.1%
Crocs, Inc. (a)	172,369	14,740,997
Deckers Outdoor Corp. (a)	108,594	11,257,940
DR Horton, Inc.	124,957	17,997,557
LKQ Corp.	479,990	14,495,698
NVR, Inc. (a)	1,756	12,806,104
PACCAR, Inc.	168,019	18,399,761
PulteGroup, Inc.	135,156	15,848,392
Toll Brothers, Inc.	102,011	13,793,927
Williams-Sonoma, Inc.	69,690	12,445,937
		131,786,313

Consumer, Non-cyclical - 36.1% (b)
AbbVie, Inc.	210,015	47,986,327
Align Technology, Inc. (a)	104,306	16,287,382
Altria Group, Inc.	412,984	23,812,657
Amgen, Inc.	83,826	27,437,088
Automatic Data Processing, Inc.	68,817	17,701,797
Avery Dennison Corp.	68,301	12,422,586
Becton Dickinson & Co.	88,537	17,182,376
Bristol-Myers Squibb Co.	628,655	33,909,651
Cardinal Health, Inc.	88,903	18,269,566
Cencora, Inc.	48,991	16,546,710
Church & Dwight Co., Inc.	152,456	12,783,436
Cigna Group	101,994	28,071,809
Colgate-Palmolive Co.	205,898	16,270,060
Constellation Brands, Inc. - Class A	116,002	16,003,636
Corpay, Inc. (a)	39,518	11,892,152
Global Payments, Inc.	218,631	16,922,039
ICON PLC (a)	63,204	11,517,033
Jazz Pharmaceuticals PLC (a)	105,023	17,853,910
Johnson & Johnson	177,210	36,673,609
Kroger Co.	260,150	16,254,172
McKesson Corp.	29,181	23,936,882
Merck & Co., Inc.	424,830	44,717,606
Neurocrine Biosciences, Inc. (a)	88,493	12,550,962
PayPal Holdings, Inc.	371,086	21,664,001
Procter & Gamble Co.	255,292	36,585,897
Quest Diagnostics, Inc.	84,866	14,726,797
Regeneron Pharmaceuticals, Inc.	27,125	20,936,974
ResMed, Inc.	63,800	15,367,506
Sysco Corp.	196,214	14,459,010
Tenet Healthcare Corp. (a)	84,975	16,886,232
Universal Health Services, Inc. - Class B	71,521	15,593,008
US Foods Holding Corp. (a)	200,841	15,127,344
		668,350,215

Energy - 4.5%
Coterra Energy, Inc.	542,568	14,280,390
Diamondback Energy, Inc.	120,495	18,114,013
Marathon Petroleum Corp.	137,551	22,369,919
Permian Resources Corp.	990,258	13,893,320
TechnipFMC PLC	331,814	14,785,632
		83,443,274

Financial - 3.6%
Arthur J Gallagher & Co.	71,729	18,562,748
Brown & Brown, Inc.	158,121	12,602,243
Cboe Global Markets, Inc.	68,429	17,175,679
Marsh & McLennan Cos., Inc.	96,288	17,863,350
		66,204,020

Industrial - 17.3%
A O Smith Corp.	178,859	11,962,090
Acuity, Inc.	39,566	14,245,343
Applied Industrial Technologies, Inc.	51,946	13,338,174
Carlisle Cos., Inc.	44,905	14,363,313
Crown Holdings, Inc.	111,000	11,429,670
EMCOR Group, Inc.	24,280	14,854,261
FedEx Corp.	76,250	22,025,575
Fortive Corp.	263,797	14,564,232
General Dynamics Corp.	55,637	18,730,752
IDEX Corp.	63,814	11,355,063
Jabil, Inc.	60,959	13,899,871
Lennox International, Inc.	25,225	12,248,756
Lockheed Martin Corp.	47,203	22,830,675
Masco Corp.	172,661	10,957,067
Owens Corning	126,314	14,135,800
Smurfit WestRock PLC	322,997	12,490,294
Snap-on, Inc.	40,415	13,927,009
TE Connectivity PLC	79,737	18,140,965
Textron, Inc.	180,809	15,761,121
TopBuild Corp. (a)	39,375	16,426,856
Union Pacific Corp.	97,265	22,499,340
		320,186,227

Technology - 15.3%
Accenture PLC - Class A	107,832	28,931,326
Adobe, Inc. (a)	71,250	24,936,788
Amdocs Ltd.	144,442	11,629,025
CACI International, Inc. - Class A (a)	26,657	14,203,116
Cognizant Technology Solutions Corp. - Class A	186,461	15,476,263
Dropbox, Inc. - Class A (a)	409,402	11,381,376
EPAM Systems, Inc. (a)	70,954	14,537,056
Gartner, Inc. (a)	54,448	13,736,141
NetApp, Inc.	112,745	12,073,862
ON Semiconductor Corp. (a)	247,060	13,378,299
Paychex, Inc.	144,550	16,215,619
QUALCOMM, Inc.	174,292	29,812,647
Roper Technologies, Inc.	31,429	13,989,991
Salesforce, Inc.	129,851	34,398,828
SS&C Technologies Holdings, Inc.	181,219	15,842,165
Zoom Communications, Inc. - Class A (a)	152,629	13,170,356
		283,712,858

Utilities - 1.1%
Vistra Corp.	122,429	19,751,471
TOTAL COMMON STOCKS (Cost $1,739,796,308)		1,838,467,222

TOTAL INVESTMENTS - 99.3% (Cost $1,739,796,308)		1,838,467,222
Other Assets in Excess of Liabilities - 0.7%		13,336,419
TOTAL NET ASSETS - 100.0%		$1,851,803,641

Percentages are stated as a percent of net assets.

PLC - Public Limited Company

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industries or sectors of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

Summary of Fair Value Disclosure as of December 31, 2025 (Unaudited)

Distillate U.S. Fundamental Stability & Value ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of December 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$1,838,467,222	$–	$–	$1,838,467,222
Total Investments	$1,838,467,222	$–	$–	$1,838,467,222

Refer to the Schedule of Investments for further disaggregation of investment categories.